CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Ordinary Shares Class A ordinary shares	Ordinary Shares Class B ordinary shares	Additional Paid-in Capital	Treasury Stock	Accumulated Deficit	Statutory Reserve	Accumulated Other Comprehensive Income Loss	Non-controlling Interest	Total
Balance at the beginning at Oct. 31, 2021	$ 10,100	$ 1,250	$ 39,776,761		$ (1,090,060)	$ 199,653	$ 96,709	$ 489	$ 38,994,902
Balance at the beginning (in shares) at Oct. 31, 2021	404,000	50,000
Treasury Stock, Balance at the beginning (in shares) at Oct. 31, 2021				0
Increase (Decrease) in Stockholders' Equity
Appropriation to statutory reserve	$ 0	$ 0	0	$ 0	(26,600)	26,600	0	0	0
Net loss for the year	0	0	0	0	(4,684,157)	0	0	(32)	(4,684,189)
Foreign currency translation adjustment	0	0	0	0	0	0	(3,717,421)	(57)	(3,717,478)
Issuance of ordinary share for services	$ 2,536	$ 0	$ 2,886,251	$ 0	$ 0	$ 0	$ 0	$ 0	$ 2,888,787
Issuance of ordinary share for services (in shares)	101,440	0
Treasury stock purchase (in shares)	0	0	0	(2,000)	0	0	0	0	0
Balance at the end at Oct. 31, 2022	$ 12,636	$ 1,250	$ 42,663,012		$ (5,800,817)	$ 226,253	$ (3,620,712)	$ 400	$ 33,482,022
Balance at the end (in shares) at Oct. 31, 2022	505,440	50,000
Treasury Stock, Balance at the end (in shares) at Oct. 31, 2022				(2,000)
Increase (Decrease) in Stockholders' Equity
Cancellation of treasury stock	$ 0	$ 0	0		0	0	0	0	0
Cancellation of treasury stock (in shares)				2,000
Appropriation to statutory reserve	0	0	0	$ 0	(48,897)	48,897	0	0	0
Net loss for the year	0	0	0	0	(2,453,977)	0	0	(5)	(2,453,982)
Foreign currency translation adjustment	0	0	0	$ 0	0	0	(61,133)	(1)	(61,134)
Issuance of ordinary share for services	$ 4,200	$ 0	1,445,800		0	0	0	0	1,450,000
Issuance of ordinary share for services (in shares)	168,000	0		0
Shares issued for adjustment for 1:5 reverse split	$ 38	$ 0	(38)	$ 0	0	0	0	0	0
Shares issued for adjustment for 1:5 reverse split (in shares)	1,509	0
Balance at the end at Oct. 31, 2023	$ 16,874	$ 1,250	44,108,774		(8,303,691)	275,150	(3,681,845)	394	32,416,906
Balance at the end (in shares) at Oct. 31, 2023	674,949	50,000
Treasury Stock, Balance at the end (in shares) at Oct. 31, 2023				0
Increase (Decrease) in Stockholders' Equity
Appropriation to statutory reserve	$ 0	$ 0	0	$ 0	(41,534)	41,534	0	0	0
Net loss for the year	0	0	0	0	(3,986,925)	0	0	(3)	(3,986,928)
Foreign currency translation adjustment	0	0	0	$ 0	0	0	766,574	11	766,585
Issuance of ordinary share for services	$ 22,450	$ 0	2,796,115		0	0	0	0	2,818,565
Issuance of ordinary share for services (in shares)	898,000	0		0
Issuance of ordinary share for acquisition	$ 17,361	$ 0	1,857,641		0	0	0	0	1,875,002
Issuance of ordinary share for acquisition (in shares)	694,445	0		0
Shares issued for adjustment for 1:5 reverse split	$ 1,674	$ 0	(1,674)		0	0	0	0	0
Shares issued for adjustment for 1:5 reverse split (in shares)	66,959	0		0
Balance at the end at Oct. 31, 2024	$ 58,359	$ 1,250	$ 48,760,856		$ (12,332,150)	$ 316,684	$ (2,915,271)	$ 402	$ 33,890,130
Balance at the end (in shares) at Oct. 31, 2024	2,334,353	50,000
Treasury Stock, Balance at the end (in shares) at Oct. 31, 2024				0